EXHIBIT 99

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-3

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-3 Indenture Supplement, dated as of September 18, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

4

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-3

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of September 18, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-3 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$750,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$1,506,250.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,506,250.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$164,635,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

5

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-3

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

6

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2014-3
Expected Final Payment Date	09/16/2019
Scheduled start of accumulation period	09/01/2018
Series 2014-3 Stated Principal Amount	$914,635,000.00
Series 2014-3 Allocation amount	$914,635,000.00
Series 2014-3 Floating Allocation Percentage	11.1290%
Series 2014-3 Principal Allocation Percentage	11.1290%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		2.41%	$750,000,000.00
Class B	0.00%	0.00%	$164,635,000.00

ALLOCATION OF SERIES 2014-3 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2014-3 Available Finance Charge Collections		$14,561,036.51
2)	Class A Notes
	a)	Class A Monthly Interest	$1,506,250.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2014-3 Servicing Fee paid to Servicer		$1,498,947.45
4)	Series 2014-3 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2014-3 Default Amount treated as Series 2014-3 Available Principal Collections		$2,730,021.37
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-3 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-3 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$8,825,817.69
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$8,825,817.69

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-3
1)	Series 2014-3 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2014-3		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-3 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2014-3 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2014-3		$211,258,264.98
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,730,021.37
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2014-3 Available Principal Collections		$213,988,286.35
	Series 2014-3 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-3 Indenture Supplement		$78,513,682.65

APPLICATION OF SERIES 2014-3 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$78,513,682.65

7

APPLICATION OF SERIES 2014-3 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2014-3 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-3
1)	Series 2014-3 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$50,466,169.20

SERIES 2014-3 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2014-3 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		15.68%
	Second Prior Monthly Period		15.50%
Base Rate
	Current Monthly Period		3.98%
	Prior Monthly Period		3.98%
	Second Prior Monthly Period		3.98%
Excess Spread Percentage
	Current Monthly Period		11.55%
	Prior Monthly Period		11.70%
	Second Prior Monthly Period		11.53%
Quarterly Excess Spread Percentage			11.59%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

8

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-4

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-4 Indenture Supplement, dated as of November 26, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

9

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-4

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 26, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-4 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$250,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$349,705.83
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$349,705.83
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$66,456,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

10

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-4

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	31

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

11

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2014-4
Expected Final Payment Date	11/15/2017
Scheduled start of accumulation period	07/01/2017
Series 2014-4 Stated Principal Amount	$316,456,000.00
Series 2014-4 Allocation amount	$237,342,000.00
Series 2014-4 Floating Allocation Percentage	2.8879%
Series 2014-4 Principal Allocation Percentage	3.8506%
Current period USD LIBOR	1.23%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.39%	1.62%	$250,000,000.00
Class B	0.00%	0.00%	$66,456,000.00

ALLOCATION OF SERIES 2014-4 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2014-4 Available Finance Charge Collections		$4,000,594.50
2)	Class A Notes
	a)	Class A Monthly Interest	$349,705.83
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2014-4 Servicing Fee paid to Servicer		$388,967.35
4)	Series 2014-4 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2014-4 Default Amount treated as Series 2014-4 Available Principal Collections		$708,423.21
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-4 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$159,946.25
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-4 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$2,393,551.86
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$2,393,551.86

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-4
1)	Series 2014-4 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2014-4		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-4 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2014-4 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2014-4		$73,093,578.88
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$708,423.21
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2014-4 Available Principal Collections		$73,802,002.09
	Series 2014-4 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-4 Indenture Supplement		$28,690,415.24

APPLICATION OF SERIES 2014-4 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$0.00

12

APPLICATION OF SERIES 2014-4 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$28,690,415.24
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2014-4 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-4
1)	Series 2014-4 Principal Collections Shortfall		$50,423,584.76
2)	Shared Excess Available Principal Collections		$50,423,584.76
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$50,423,584.76
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$0.00

SERIES 2014-4 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$1,582,280.00
	Current deposit		$159,946.25
	Accumulation Reserve Draw Amount		$159,946.25
	Ending Balance		$1,582,280.00
Principal Funding Account balance
	Beginning balance		$158,228,000.00
	Current deposit		$79,114,000.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$237,342,000.00

SERIES 2014-4 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		16.65%
	Prior Monthly Period		16.10%
	Second Prior Monthly Period		15.51%
Base Rate
	Current Monthly Period		3.33%
	Prior Monthly Period		3.32%
	Second Prior Monthly Period		3.23%
Excess Spread Percentage
	Current Monthly Period		13.32%
	Prior Monthly Period		12.78%
	Second Prior Monthly Period		12.27%
Quarterly Excess Spread Percentage			12.79%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

13

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-5

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2014-5 Indenture Supplement, dated as of November 26, 2014 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

14

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-5

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 26, 2014, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2014-5 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$250,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$308,333.33
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$308,333.33
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$54,879,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

15

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2014-5

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

16

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2014-5
Expected Final Payment Date	11/15/2017
Scheduled start of accumulation period	07/01/2017
Series 2014-5 Stated Principal Amount	$304,879,000.00
Series 2014-5 Allocation amount	$228,659,250.00
Series 2014-5 Floating Allocation Percentage	2.7823%
Series 2014-5 Principal Allocation Percentage	3.7097%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.48%	$250,000,000.00
Class B	0.00%	0.00%	$54,879,000.00

ALLOCATION OF SERIES 2014-5 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2014-5 Available Finance Charge Collections		$3,829,012.78
2)	Class A Notes
	a)	Class A Monthly Interest	$308,333.33
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2014-5 Servicing Fee paid to Servicer		$374,737.70
4)	Series 2014-5 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2014-5 Default Amount treated as Series 2014-5 Available Principal Collections		$682,506.87
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2014-5 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$128,867.68
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2014-5 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$2,334,567.20
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$2,334,567.20

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2014-5
1)	Series 2014-5 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2014-5		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2014-5 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2014-5 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2014-5		$70,419,575.65
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$682,506.87
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2014-5 Available Principal Collections		$71,102,082.52
	Series 2014-5 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2014-5 Indenture Supplement		$25,943,883.97

APPLICATION OF SERIES 2014-5 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$0.00

17

APPLICATION OF SERIES 2014-5 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$25,943,883.97
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2014-5 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2014-5
1)	Series 2014-5 Principal Collections Shortfall		$50,275,866.03
2)	Shared Excess Available Principal Collections		$50,275,866.03
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$50,275,866.03
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$0.00

SERIES 2014-5 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$1,524,395.00
	Current deposit		$128,867.68
	Accumulation Reserve Draw Amount		$128,867.68
	Ending Balance		$1,524,395.00
Principal Funding Account balance
	Beginning balance		$152,439,500.00
	Current deposit		$76,219,750.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$228,659,250.00

SERIES 2014-5 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		16.51%
	Prior Monthly Period		16.05%
	Second Prior Monthly Period		15.51%
Base Rate
	Current Monthly Period		3.21%
	Prior Monthly Period		3.21%
	Second Prior Monthly Period		3.21%
Excess Spread Percentage
	Current Monthly Period		13.30%
	Prior Monthly Period		12.84%
	Second Prior Monthly Period		12.29%
Quarterly Excess Spread Percentage			12.81%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

18

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-1

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-1 Indenture Supplement, dated as of March 12, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

19

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-1

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of March 12, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-1 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$500,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$916,666.67
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$916,666.67
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$109,757,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

20

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-1

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

21

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2015-1
Expected Final Payment Date	02/18/2020
Scheduled start of accumulation period	02/01/2019
Series 2015-1 Stated Principal Amount	$609,757,000.00
Series 2015-1 Allocation amount	$609,757,000.00
Series 2015-1 Floating Allocation Percentage	7.4194%
Series 2015-1 Principal Allocation Percentage	7.4194%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		2.20%	$500,000,000.00
Class B	0.00%	0.00%	$109,757,000.00

ALLOCATION OF SERIES 2015-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2015-1 Available Finance Charge Collections		$9,707,362.96
2)	Class A Notes
	a)	Class A Monthly Interest	$916,666.67
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2015-1 Servicing Fee paid to Servicer		$999,298.84
4)	Series 2015-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2015-1 Default Amount treated as Series 2015-1 Available Principal Collections		$1,820,015.23
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$5,971,382.22
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$5,971,382.22

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-1
1)	Series 2015-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2015-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2015-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2015-1		$140,838,920.31
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$1,820,015.23
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2015-1 Available Principal Collections		$142,658,935.54
	Series 2015-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-1 Indenture Supplement		$52,342,534.40

APPLICATION OF SERIES 2015-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$52,342,534.40

22

APPLICATION OF SERIES 2015-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2015-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-1
1)	Series 2015-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$33,644,163.77

SERIES 2015-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2015-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		15.68%
	Second Prior Monthly Period		15.50%
Base Rate
	Current Monthly Period		3.80%
	Prior Monthly Period		3.80%
	Second Prior Monthly Period		3.80%
Excess Spread Percentage
	Current Monthly Period		11.72%
	Prior Monthly Period		11.87%
	Second Prior Monthly Period		11.70%
Quarterly Excess Spread Percentage			11.76%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

23

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-2

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-2 Indenture Supplement, dated as of June 10, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

24

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-2

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of June 10, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-2 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$500,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$650,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$650,000.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$109,757,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

25

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-2

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

26

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2015-2
Expected Final Payment Date	05/15/2018
Scheduled start of accumulation period	01/01/2018
Series 2015-2 Stated Principal Amount	$609,757,000.00
Series 2015-2 Allocation amount	$609,757,000.00
Series 2015-2 Floating Allocation Percentage	7.4194%
Series 2015-2 Principal Allocation Percentage	7.4194%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.56%	$500,000,000.00
Class B	0.00%	0.00%	$109,757,000.00

ALLOCATION OF SERIES 2015-2 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2015-2 Available Finance Charge Collections		$9,707,362.96
2)	Class A Notes
	a)	Class A Monthly Interest	$650,000.00
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2015-2 Servicing Fee paid to Servicer		$999,298.84
4)	Series 2015-2 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2015-2 Default Amount treated as Series 2015-2 Available Principal Collections		$1,820,015.23
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$3,048,785.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-2 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$3,189,263.89
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$3,189,263.89

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-2
1)	Series 2015-2 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2015-2		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2015-2 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2015-2		$140,838,920.31
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$1,820,015.23
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2015-2 Available Principal Collections		$142,658,935.54
	Series 2015-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-2 Indenture Supplement		$52,342,534.40

APPLICATION OF SERIES 2015-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$52,342,534.40

27

APPLICATION OF SERIES 2015-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2015-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-2
1)	Series 2015-2 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$33,644,163.77

SERIES 2015-2 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$3,048,785.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$3,048,785.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2015-2 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		15.68%
	Second Prior Monthly Period		15.50%
Base Rate
	Current Monthly Period		3.28%
	Prior Monthly Period		3.28%
	Second Prior Monthly Period		3.28%
Excess Spread Percentage
	Current Monthly Period		12.24%
	Prior Monthly Period		12.40%
	Second Prior Monthly Period		12.22%
Quarterly Excess Spread Percentage			12.29%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

28

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-3

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-3 Indenture Supplement, dated as of November 4, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

29

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-3

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 4, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-3 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$250,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$250,373,386.39
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$373,386.39
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$250,000,000.00

B)	Information regarding payments in respect of the Class B Notes		$66,456,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$66,456,000.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$66,456,000.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

30

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-3

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	31

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

31

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2015-3
Expected Final Payment Date	10/16/2017
Scheduled start of accumulation period	06/01/2017
Series 2015-3 Stated Principal Amount	$316,456,000.00
Series 2015-3 Allocation amount	$158,228,000.00
Series 2015-3 Floating Allocation Percentage	1.9253%
Series 2015-3 Principal Allocation Percentage	3.8506%
Current period USD LIBOR	1.23%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.50%	1.73%	$250,000,000.00
Class B	0.00%	0.00%	$66,456,000.00

ALLOCATION OF SERIES 2015-3 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2015-3 Available Finance Charge Collections		$2,874,240.96
2)	Class A Notes
	a)	Class A Monthly Interest	$373,386.39
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2015-3 Servicing Fee paid to Servicer		$259,311.52
4)	Series 2015-3 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2015-3 Default Amount treated as Series 2015-3 Available Principal Collections		$472,282.06
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-3 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-3 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$1,769,260.99
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$1,769,260.99

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-3
1)	Series 2015-3 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2015-3		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-3 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2015-3 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2015-3		$73,093,578.88
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$472,282.06
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2015-3 Available Principal Collections		$73,565,860.94
	Series 2015-3 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-3 Indenture Supplement		$28,454,274.09

APPLICATION OF SERIES 2015-3 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$0.00

32

APPLICATION OF SERIES 2015-3 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$28,454,274.09
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2015-3 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-3
1)	Series 2015-3 Principal Collections Shortfall		$50,659,725.91
2)	Shared Excess Available Principal Collections		$50,659,725.91
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$50,659,725.91
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$0.00

SERIES 2015-3 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$1,582,280.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$1,582,280.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$237,342,000.00
	Current deposit		$79,114,000.00
	Paid to the Class A Noteholders		$250,000,000.00
	Paid to the Class B Noteholders		$66,456,000.00
	Ending Balance		$0.00

SERIES 2015-3 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		18.22%
	Prior Monthly Period		16.87%
	Second Prior Monthly Period		15.92%
Base Rate
	Current Monthly Period		3.42%
	Prior Monthly Period		3.41%
	Second Prior Monthly Period		3.32%
Excess Spread Percentage
	Current Monthly Period		14.80%
	Prior Monthly Period		13.46%
	Second Prior Monthly Period		12.60%
Quarterly Excess Spread Percentage			13.62%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

33

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-4

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2015-4 Indenture Supplement, dated as of November 4, 2015 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

34

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-4

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of November 4, 2015, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2015-4 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$250,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$358,333.33
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$358,333.33
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$54,879,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

35

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2015-4

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

36

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2015-4
Expected Final Payment Date	10/15/2018
Scheduled start of accumulation period	04/01/2018
Series 2015-4 Stated Principal Amount	$304,879,000.00
Series 2015-4 Allocation amount	$304,879,000.00
Series 2015-4 Floating Allocation Percentage	3.7097%
Series 2015-4 Principal Allocation Percentage	3.7097%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.72%	$250,000,000.00
Class B	0.00%	0.00%	$54,879,000.00

ALLOCATION OF SERIES 2015-4 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2015-4 Available Finance Charge Collections		$4,853,689.48
2)	Class A Notes
	a)	Class A Monthly Interest	$358,333.33
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2015-4 Servicing Fee paid to Servicer		$499,650.23
4)	Series 2015-4 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2015-4 Default Amount treated as Series 2015-4 Available Principal Collections		$910,009.08
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2015-4 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2015-4 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$3,085,696.84
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$3,085,696.84

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2015-4
1)	Series 2015-4 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2015-4		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2015-4 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2015-4 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2015-4		$70,419,575.65
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$910,009.08
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2015-4 Available Principal Collections		$71,329,584.73
	Series 2015-4 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2015-4 Indenture Supplement		$26,171,386.18

APPLICATION OF SERIES 2015-4 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$26,171,386.18

37

APPLICATION OF SERIES 2015-4 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2015-4 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2015-4
1)	Series 2015-4 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$16,822,158.36

SERIES 2015-4 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2015-4 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		15.68%
	Second Prior Monthly Period		15.50%
Base Rate
	Current Monthly Period		3.41%
	Prior Monthly Period		3.41%
	Second Prior Monthly Period		3.41%
Excess Spread Percentage
	Current Monthly Period		12.11%
	Prior Monthly Period		12.27%
	Second Prior Monthly Period		12.09%
Quarterly Excess Spread Percentage			12.16%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

38

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2016-1

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2016-1 Indenture Supplement, dated as of August 3, 2016 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

39

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2016-1

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of August 3, 2016, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2016-1 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below. Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$500,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$633,333.33
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$633,333.33
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$109,757,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

40

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2016-1

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	30

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

41

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2016-1
Expected Final Payment Date	07/15/2019
Scheduled start of accumulation period	07/01/2018
Series 2016-1 Stated Principal Amount	$609,757,000.00
Series 2016-1 Allocation amount	$609,757,000.00
Series 2016-1 Floating Allocation Percentage	7.4194%
Series 2016-1 Principal Allocation Percentage	7.4194%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A		1.52%	$500,000,000.00
Class B	0.00%	0.00%	$109,757,000.00

ALLOCATION OF SERIES 2016-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2016-1 Available Finance Charge Collections		$9,707,362.96
2)	Class A Notes
	a)	Class A Monthly Interest	$633,333.33
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2016-1 Servicing Fee paid to Servicer		$999,298.84
4)	Series 2016-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2016-1 Default Amount treated as Series 2016-1 Available Principal Collections		$1,820,015.23
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2016-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2016-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$6,254,715.56
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$6,254,715.56

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2016-1
1)	Series 2016-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2016-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2016-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2016-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2016-1		$140,838,920.31
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$1,820,015.23
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2016-1 Available Principal Collections		$142,658,935.54
	Series 2016-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2016-1 Indenture Supplement		$52,342,534.40

APPLICATION OF SERIES 2016-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$52,342,534.40

42

APPLICATION OF SERIES 2016-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2016-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2016-1
1)	Series 2016-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$33,644,163.77

SERIES 2016-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2016-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		15.68%
	Second Prior Monthly Period		15.50%
Base Rate
	Current Monthly Period		3.25%
	Prior Monthly Period		3.25%
	Second Prior Monthly Period		3.25%
Excess Spread Percentage
	Current Monthly Period		12.28%
	Prior Monthly Period		12.43%
	Second Prior Monthly Period		12.26%
Quarterly Excess Spread Percentage			12.32%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

43

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-1

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2017-1 Indenture Supplement, dated as of May 23, 2017 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

44

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-1

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of May 23, 2017, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2017-1 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below.

Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$750,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$1,010,367.50
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$1,010,367.50
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$199,368,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

45

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-1

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	31

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

46

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2017-1
Expected Final Payment Date	05/15/2020
Scheduled start of accumulation period	05/01/2019
Series 2017-1 Stated Principal Amount	$949,368,000.00
Series 2017-1 Allocation amount	$949,368,000.00
Series 2017-1 Floating Allocation Percentage	11.5517%
Series 2017-1 Principal Allocation Percentage	11.5517%
Current period USD LIBOR	1.23%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.33%	1.56%	$750,000,000.00
Class B	0.00%	0.00%	$199,368,000.00

ALLOCATION OF SERIES 2017-1 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2017-1 Available Finance Charge Collections		$15,113,987.61
2)	Class A Notes
	a)	Class A Monthly Interest	$1,010,367.50
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2017-1 Servicing Fee paid to Servicer		$1,555,869.52
4)	Series 2017-1 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2017-1 Default Amount treated as Series 2017-1 Available Principal Collections		$2,833,693.09
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2017-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2017-1 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$9,714,057.50
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$9,714,057.50

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2017-1
1)	Series 2017-1 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2017-1		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2017-1 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2017-1 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2017-1		$219,280,736.60
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,833,693.09
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2017-1 Available Principal Collections		$222,114,429.69
	Series 2017-1 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2017-1 Indenture Supplement		$86,779,669.10

APPLICATION OF SERIES 2017-1 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$86,779,669.10

47

APPLICATION OF SERIES 2017-1 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2017-1 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2017-1
1)	Series 2017-1 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$55,779,289.88

SERIES 2017-1 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2017-1 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		15.68%
	Second Prior Monthly Period		15.50%
Base Rate
	Current Monthly Period		3.28%
	Prior Monthly Period		3.27%
	Second Prior Monthly Period		3.19%
Excess Spread Percentage
	Current Monthly Period		12.25%
	Prior Monthly Period		12.41%
	Second Prior Monthly Period		12.31%
Quarterly Excess Spread Percentage			12.32%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

48

MONTHLY SERVICER’S CERTIFICATE

BARCLAYS BANK DELAWARE

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-2

The undersigned, a duly authorized representative of Barclays Bank Delaware, as servicer (“BBD”), pursuant to the Amended and Restated Servicing Agreement, dated August 1, 2012 and as amended and restated as of December 17, 2013 (the “Agreement”), among BARCLAYS DRYROCK FUNDING LLC, a Delaware limited liability company, as transferor, BBD, as servicer and administrator, BARCLAYS DRYROCK ISSUANCE TRUST, a statutory trust created under the laws of the State of Delaware (the “Trust”), and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee (the “Indenture Trustee”), does hereby certify that:

1.	Capitalized terms used in this Certificate have their respective meanings set forth in the Agreement or the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between the Trust and the Indenture Trustee, as supplemented by the Series 2017-2 Indenture Supplement, dated as of July 31, 2017 (as amended, the “Indenture Supplement” and together with the Indenture, the “Indenture”), as applicable.
2.	BBD is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is an Authorized Officer of the Servicer who is duly authorized pursuant to the Agreement to execute and deliver this Certificate to the Indenture Trustee.
4.	This Certificate relates to the Payment Date occurring on October 16, 2017.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects its obligations under the Agreement and the Indenture through the Monthly Period preceding such Payment Date and no material default in the performance of such obligations has occurred or is continuing except as set forth in paragraph 6 below.
6.	The following is a description of each material default in the performance of the Servicer’s obligations under the provisions of the Agreement known to me to have been made by the Servicer through the Monthly Period preceding such Payment Date, which sets forth in detail (i) the nature of each such default, (ii) the action taken by the Servicer, if any, to remedy each such default and (iii) the current status of each such default:

a.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 16th day of October, 2017.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

49

MONTHLY NOTEHOLDERS’ STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-2

MONTHLY PERIOD ENDING September 30, 2017

Pursuant to (i) the Amended and Restated Indenture, dated as of August 1, 2012, amended and restated as of December 17, 2013 and as amended by the first amendment thereto, dated as of July 6, 2015 (the “Indenture”), between Barclays Dryrock Issuance Trust (the “Issuer” or the “Trust”), and U.S. Bank National Association, as indenture trustee (the “Indenture Trustee”), as supplemented by the Indenture Supplement, dated as of July 31, 2017, (the “Indenture Supplement”), between the Issuer and the Indenture Trustee, and (ii) the Amended and Restated Servicing Agreement, dated as of August 1, 2012 and amended and restated as of December 17, 2013 (the “Servicing Agreement”), among Barclays Dryrock Funding LLC, as transferor (the “Transferor”), Barclays Bank Delaware, as servicer and administrator (“BBD” or the “Servicer”), the Issuer and the Indenture Trustee, BBD as Servicer is required to prepare certain information each month regarding current payments to the Series 2017-2 Noteholders and the performance of the Trust during the previous monthly period. The information prepared with respect to the Payment Date of October 16, 2017 is set forth below.

Capitalized terms used in this Monthly Noteholders’ Statement have their respective meanings set forth in the Indenture, the Indenture Supplement and the Servicing Agreement.

A)	Information regarding payments in respect of the Class A Notes		$650,000,000.00
	(1)	The total amount of the payment in respect of the Class A Notes	$858,860.17
	(2)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest	$858,860.17
	(3)	The amount of the payment set forth in line item (1) above in respect of Class A Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class A Additional Interest and the amount of Class A Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class A Notes	$0.00

B)	Information regarding payments in respect of the Class B Notes		$172,785,000.00
	(1)	The total amount of the payment in respect of the Class B Notes	$0.00
	(2)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest	$0.00
	(3)	The amount of the payment set forth in line item (1) above in respect of Class B Monthly Interest previously due but not distributed on a prior Payment Date	$0.00
	(4)	The amount of the payment set forth in line item (1) above in respect of Class B Additional Interest and the amount of Class B Additional Interest previously due but not distributed on a prior Payment Date	$0.00
	(5)	The amount of the payment set forth in line item (1) above in respect of principal of the Class B Notes	$0.00

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

50

MONTHLY SERVICER’S STATEMENT

BARCLAYS DRYROCK ISSUANCE TRUST

Series 2017-2

MONTHLY PERIOD ENDING September 30, 2017

Record date	September 30, 2017
Payment date	October 16, 2017
Monthly period beginning	September 01, 2017
Monthly period ending	September 30, 2017
Previous payment date	September 15, 2017
Interest period beginning	September 15, 2017
Interest period ending	October 15, 2017
Days in monthly period	30
Days in interest period	31

TRUST RECEIVABLES INFORMATION
Beginning of monthly period principal receivables balance	$8,218,451,776.87
Beginning of monthly period non-principal receivables balance	$90,789,467.43
Beginning of monthly period total receivables balance	$8,309,241,244.30
Addition of principal receivables balance	$0.00
Addition of non-principal receivables balance	$0.00
Removal of principal receivables balance	$0.00
Removal of non-principal receivables balance	$0.00
End of monthly period principal receivables balance	$8,081,274,076.04
End of monthly period non-principal receivables balance	$94,249,472.60
End of monthly period total receivables balance	$8,175,523,548.64

TRUST COLLECTIONS INFORMATION
Finance charge collections	$82,109,101.86
Fees	$10,992,216.30
Interchange	$33,720,211.89
Recoveries	$3,702,438.93
Investment earnings on Issuer Accounts	$314,208.22
Total finance charge collections	$130,523,968.98
Principal collections	$1,898,260,905.32
*Total payment rate	23.97%

(* Total payment rate does not include investment earnings)

TRUST DEFAULT INFORMATION
Default Amount / Total Gross Losses	$24,530,603.10
Total Recoveries	($3,702,438.93)
Total Net Losses	$20,828,164.17
Portfolio Principal Balance	$8,218,451,776.87
Total Gross Losses as a percentage of the Portfolio Principal Balance	3.58%
Total Net Losses as a percentage of the Portfolio Principal Balance	3.04%
Number of accounts experiencing a loss	5,872
Average Net Loss per account	$3,547.03

Delinquency Data	Percentage	# accounts	Total receivables
1-30 days delinquent	1.60%	34,469	$130,734,676.26
31-60 days delinquent	0.66%	12,832	$54,156,033.70
61-90 days delinquent	0.49%	9,127	$40,283,099.80
91-120 days delinquent	0.42%	7,452	$34,560,226.71
121-150 days delinquent	0.37%	6,243	$30,460,609.75
151-180 days delinquent	0.33%	5,366	$26,960,517.22
181 and greater days delinquent	0.00%	1	$4,205.81
Sixty Day Delinquent Assets	1.62%	28,189	$132,268,659.29

TRANSFEROR INFORMATION
Transferor Percentage as of the Transferor Amount Measurement Date			33.74%
Minimum Transferor Amount Percentage in Calendar Month			32.65%
Required Transferor Amount Percentage			6.00%

SELLERS INTEREST
Seller’s Interest as of the Transferor Amount Measurement Date			49.95%
Required Seller’s Interest			5.00%

51

ISSUER ACCOUNT INFORMATION
Dryrock Issuance Trust Collection Account balance as of end of monthly period	$587,899,446.43
Barclays Dryrock Issuance Trust Excess Funding Account balance as of end of monthly period	$0.00

BARCLAYS DRYROCK ISSUANCE TRUST
Series Name	2017-2
Expected Final Payment Date	07/15/2020
Scheduled start of accumulation period	07/01/2019
Series 2017-2 Stated Principal Amount	$822,785,000.00
Series 2017-2 Allocation amount	$822,785,000.00
Series 2017-2 Floating Allocation Percentage	10.0114%
Series 2017-2 Principal Allocation Percentage	10.0114%
Current period USD LIBOR	1.23%

Class Details	Margin	Total Interest Rate	Stated Principal Amount
Class A	0.30%	1.53%	$650,000,000.00
Class B	0.00%	0.00%	$172,785,000.00

ALLOCATION OF SERIES 2017-2 AVAILABLE FINANCE CHARGE COLLECTIONS
1)	Series 2017-2 Available Finance Charge Collections		$13,098,779.69
2)	Class A Notes
	a)	Class A Monthly Interest	$858,860.17
	b)	Class A Monthly Interest previously due but not paid	$0.00
	c)	Class A Additional Interest and Class A Additional Interest previously due but not paid	$0.00
3)	Series 2017-2 Servicing Fee paid to Servicer		$1,348,419.30
4)	Series 2017-2 Servicing Fee, previously due but not paid		$0.00
5)	Class B Notes
	a)	Class B Monthly Interest	$0.00
	b)	Class B Monthly Interest previously due but not paid	$0.00
	c)	Class B Additional Interest and Class B Additional Interest previously due but not paid	$0.00
6)	Series 2017-2 Default Amount treated as Series 2017-2 Available Principal Collections		$2,455,865.63
7)	Unreimbursed Investor Charge-offs and Reallocated Principal Collections treated as Series 2017-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account funding		$0.00
9)	In the event of default and acceleration, the Outstanding Dollar Principal Amount of the notes treated as Series 2017-2 Available Principal Collections		$0.00
10)	Shared Excess Available Finance Charge Collections available for allocation to other series in Shared Excess Available Finance Charge Collections (Group 1)		$8,435,634.59
11)	Amount due under any other obligations of Barclays Dryrock Issuance Trust under the Transaction Documents		$0.00
12)	Holder of the Transferor Interest		$8,435,634.59

APPLICATION OF SHARED EXCESS AVAILABLE FINANCE CHARGE COLLECTIONS ALLOCATED TO SERIES 2017-2
1)	Series 2017-2 Available Finance Charge Collections Shortfall		$0.00
2)	Shared Excess Available Finance Charge Collections allocated to Series 2017-2		$0.00
3)	Class A Monthly Interest and Class A Additional Interest and any past due amounts		$0.00
4)	Unpaid Servicing Fee		$0.00
5)	Class B Monthly Interest and Class B Additional Interest and any past due amounts		$0.00
6)	Default Amount treated as Available Principal Collections		$0.00
7)	Unreimbursed Investor charge-offs and Reallocated Principal Collections treated as Series 2017-2 Available Principal Collections		$0.00
8)	Accumulation Reserve Account		$0.00
9)	Holder of the Transferor Interest		$0.00

SERIES 2017-2 AVAILABLE PRINCIPAL COLLECTIONS
	Principal Collections allocated to Series 2017-2		$190,043,166.47
	less Reallocated Principal Collections		$0.00
	plus Series Default Amount Paid from finance charge collections		$2,455,865.63
	plus an amount equal to the sum of Investor Charge-offs and the amount of Reallocated Principal Collections previously not reimbursed, paid by Available Finance Charge Collections		$0.00
	Series 2017-2 Available Principal Collections		$192,499,032.10
	Series 2017-2 Available Principal Collections, less any amount released and used to purchase Receivables under Section 4.01(f) of the Series 2017-2 Indenture Supplement		$75,208,903.85

APPLICATION OF SERIES 2017-2 AVAILABLE PRINCIPAL COLLECTIONS DURING REVOLVING PERIOD
1)	Shared Excess Available Principal Collections		$75,208,903.85

52

APPLICATION OF SERIES 2017-2 PRINCIPAL COLLECTIONS DURING CONTROLLED ACCUMULATION PERIOD
1)	Amount deposited in the Principal Funding Account		$0.00
2)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SERIES 2017-2 AVAILABLE PRINCIPAL COLLECTIONS DURING EARLY AMORTIZATION PERIOD
1)	Paid to the Class A Noteholders		$0.00
2)	Paid to the Class B Noteholders		$0.00
3)	Shared Excess Available Principal Collections		$0.00

APPLICATION OF SHARED EXCESS AVAILABLE PRINCIPAL COLLECTIONS ALLOCATED TO SERIES 2017-2
1)	Series 2017-2 Principal Collections Shortfall		$0.00
2)	Shared Excess Available Principal Collections		$0.00
3)	During the Controlled Accumulation Period:
	3a)	Amount deposited in the Principal Funding Account	$0.00
4)	During the Early Amortization Period:
	4a)	Paid to the Class A Noteholders	$0.00
	4a)	Paid to the Class B Noteholders	$0.00
Holder of the Transferor Interest			$48,341,959.51

SERIES 2017-2 ACCOUNT INFORMATION
Accumulation Reserve Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Accumulation Reserve Draw Amount		$0.00
	Ending Balance		$0.00
Principal Funding Account balance
	Beginning balance		$0.00
	Current deposit		$0.00
	Paid to the Class A Noteholders		$0.00
	Paid to the Class B Noteholders		$0.00
	Ending Balance		$0.00

SERIES 2017-2 PERFORMANCE DATA
Portfolio Yield
	Current Monthly Period		15.52%
	Prior Monthly Period		16.02%
	Second Prior Monthly Period		0.00%
Base Rate
	Current Monthly Period		3.25%
	Prior Monthly Period		3.22%
	Second Prior Monthly Period		0.00%
Excess Spread Percentage
	Current Monthly Period		12.27%
	Prior Monthly Period		12.80%
	Second Prior Monthly Period		0.00%
Quarterly Excess Spread Percentage			12.53%
Required Excess Spread Percentage			0.00%
Is the Quarterly Excess Spread Percentage greater than the Required Excess Spread Percentage?			Yes
Delinquency Trigger Percentage			9.00%
Is the Sixty Day Delinquency Rate Percentage equal to or greater than the Delinquency Trigger Percentage?			No

To the knowledge of the undersigned, no Early Amortization Event or Early Redemption Event has occurred.

Capitalized terms used in the Monthly Servicer’s Statement have their respective meanings set forth in the Indenture, Indenture Supplement and the Servicing Agreement

At the date of this report, the Transferor as “originator” for the purposes of EU Regulation no. 575/2013 (the “CRR”) retains an economic interest in Barclays Dryrock Issuance Trust in the form of the minimum transferor interest (option(b)) in accordance with Article 405 of the CRR. The current transferor interest in disclosed in the relevant section of this report.

BARCLAYS BANK DELAWARE, as Servicer

By: /s/ Yasser Rezvi

Name: Yasser Rezvi

Title: Treasurer

53